AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 10, 2015.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 480	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 481	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

With a copy to:

Anna Paglia, Esquire 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Alan P. Goldberg, Esquire K&L Gates LLP 70 W. Madison St., Suite 3100 Chicago, IL 60602
(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on [date] pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on [date] pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant:

PowerShares S&P 500 ex-Rate Sensitive Low Volatility Portfolio

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 10th day of April, 2015.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
	Title:	Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg Andrew Schlossberg	President	April 10, 2015

/s/ Steven M. Hill Steven M. Hill	Treasurer	April 10, 2015

/s/ Anna Paglia Anna Paglia	Secretary	April 10, 2015

* /s/ Ronn R. Bagge Ronn R. Bagge	Trustee	April 10, 2015

* /s/ Todd J. Barre Todd J. Barre	Trustee	April 10, 2015

* /s/ Kevin M. Carome Kevin M. Carome	Trustee	April 10, 2015

* /s/ Marc M. Kole Marc M. Kole	Trustee	April 10, 2015

* /s/ Yung Bong Lim Yung Bong Lim	Trustee	April 10, 2015

* /s/ Philip M. Nussbaum Philip M. Nussbaum	Trustee	April 10, 2015

* /s/ Gary R. Wicker Gary R. Wicker	Trustee	April 10, 2015

* /s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	April 10, 2015

* By: /s/ Anna Paglia Anna Paglia		April 10, 2015
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 227 and 423 to the Trust’s Registration Statement and incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document